Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer California Municipal Fund
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited Term Municipal Fund
Oppenheimer New Jersey Municipal Fund
Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester National Municipals
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Limited Term New York Municipal Fund
Rochester Fund Municipals

Supplement to the Statement of Additional Information dated July 1, 2011

This supplement amends the Statement of Additional Information of each of the above referenced funds (each a "Fund") as follows and is in addition to any other supplement(s).

1.     The following sentence is added following the last paragraph in the section titled "How Exchanges Affect Contingent Deferred Sales Charges":

For circumstances in which a CDSC on shares acquired by exchange may be waived, see Appendix A "Special Sales Charge Arrangements and Waivers."

2.     The following sentence is added to the first paragraph in the section titled "Appendix A - I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases":

The acquisition of Class A shares by conversion from another share class is not considered a "purchase" for any purpose.

3.     The following bullet point is added to the bulleted list in the section titled "II. Waivers of Class A Sales Charges of Oppenheimer Funds - A. Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers":

•	Purchases of Class A shares within retirement plans that were converted to Class A shares on July 1, 2011.

4.     The following sentence is added to the first paragraph in the section titled "Appendix A - III. Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds":

The acquisition of Class C or Class N shares by conversion from another share class is not considered a "purchase" for any purpose.

July 1, 2011                                                                                                                                                                PX0000.046